PROFIT APPROPRIATION AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2023
PROFIT APPROPRIATION AND RESTRICTED NET ASSETS
PROFIT APPROPRIATION AND RESTRICTED NET ASSETS

21.PROFIT APPROPRIATION AND RESTRICTED NET ASSETS

The Company’s subsidiaries, consolidated VIE and VIE’s subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the foreign investment enterprises established in the PRC, the Group’s subsidiaries registered as wholly owned foreign enterprises have to make appropriations from their after-tax profits as determined under the Generally Accepted Accounting Principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund on an annual basis. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Law, the Group’s consolidated VIE and VIE’s subsidiaries must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund on an annual basis. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under the PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. These reserves are not distributable as cash dividends.

Accordingly, under these PRC laws and regulations, the Company’s subsidiaries, the consolidated VIE and VIE’s subsidiaries incorporated in PRC are restricted in their ability to transfer a portion of their net assets to the Company. Amounts restricted, including paid-in capital and statutory reserve funds, totaled approximately RMB943.8 million, or 7.0% of the Group’s total consolidated net assets as of December 31, 2023.